1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

May 27, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               SEI Daily Income Trust Post-Effective Amendment Nos. 59 and 58 to Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451)

Ladies and Gentlemen:

On behalf of our client, SEI Daily Income Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 59 and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 58 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.  This filing is made for the purpose of: (1) furnishing the Trust’s audited financial statements for the fiscal year ended January 31, 2010; (2) responding to the staff’s comments on Post-Effective Amendment Nos. 58 and 57; and (3) making other non-material changes.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact the undersigned at 215.963.5037 with your questions or comments.

Very truly yours,

/s/ Timothy W. Levin
Timothy W. Levin, Esq.

cc:                                 Ms. Julie Vossler